UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.D. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):[ ] is a restatement.
				    		    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Roaring Blue Lion Capital Management, L.P.
Address: 8115 Preston Road, Suite 550
Dallas, TX 75225

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles W. Griege, Jr.
Title: Managing Partner
Phone: 214-855-2430

Signature, Place, and Date of Signing:

Charles W. Griege, Jr. Dallas, Texas February 14, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $123,020
								(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and lit entries.]


?


FORM 13F INFORMATION TABLE



VALUE
SHRS OR
SH/
PUT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGER
SOLE
SHARED
NONE












1St United Bancorp Inc/North
COM
33740N105
1643
262861
SH

SOLE

262861
0
0
Active Network Inc/The
COM
00506D100
2151
438090
SH

SOLE

438090
0
0
Altisource Portfolio Sol
REG SHS
L0175J104
977
11272
SH

SOLE

11272
0
0
Apple Inc
COM
037833100
1787
3357
SH

SOLE

3357
0
0
Bravo Brio Restaurant Group
COM
10567B109
4030
300050
SH

SOLE

300050
0
0
Capital Bank Financial-Cl A
CL A COM
139794101
4241
248461
SH

SOLE

248461
0
0
Chicopee Bancorp Inc
COM
168565109
1480
93118
SH

SOLE

93118
0
0
Children'S Place
COM
168905107
2139
48300
SH

SOLE

48300
0
0
Coeur D'Alene Mines Corp
COM NEW
192108504
1828
74300
SH

SOLE

74300
0
0
Comerica Inc
COM
200340107
276
9100
SH

SOLE

9100
0
0
Comverse Inc
COM
20585P105
2702
94720
SH

SOLE

94720
0
0
Crocs Inc
COM
227046109
1777
123500
SH

SOLE

123500
0
0
Express Inc
COM
30219E103
1799
119200
SH

SOLE

119200
0
0
Foot Locker Inc
COM
344849104
2116
65875
SH

SOLE

65875
0
0
Fox Chase Bancorp Inc
COM
35137T108
5589
335701
SH

SOLE

335701
0
0
Hampden Bancorp Inc
COM
40867E107
4054
270104
SH

SOLE

270104
0
0
Heritage Commerce Corp
COM
426927109
4961
710771
SH

SOLE

710771
0
0
Heritage Oaks Bancorp
COM
42724R107
2406
414801
SH

SOLE

414801
0
0
Hilltop Holdings Inc
COM
432748101
7804
576396
SH

SOLE

576396
0
0
Homestreet Inc
COM
43785V102
3924
153600
SH

SOLE

153600
0
0
Johnson & Johnson
COM
478160104
2277
32480
SH

SOLE

32480
0
0
M/I Homes Inc
COM
55305B101
4068
153492
SH

SOLE

153492
0
0
Meta Financial Group Inc
COM
59100U108
1938
85000
SH

SOLE

85000
0
0
Metrocorp Bancshares Inc
COM
591650106
4455
405373
SH

SOLE

405373
0
0
Northern Dynasty Minerals
COM NEW
66510M204
1019
322414
SH

SOLE

322414
0
0
Northrim Bancorp Inc
COM
666762109
1609
71034
SH

SOLE

71034
0
0
Oba Financial Services Inc
COM
67424G101
1843
104768
SH

SOLE

104768
0
0
Ocean Shore Holding Co
COM
67501R103
3158
213366
SH

SOLE

213366
0
0
Ocwen Financial Corp
COM NEW
675746309
2569
74260
SH

SOLE

74260
0
0
Omniamerican Bancorp Inc
COM
68216R107
5500
237775
SH

SOLE

237775
0
0
Oritani Financial Corp
COM
68633D103
613
40034
SH

SOLE

40034
0
0
Pacific Premier Bancorp Inc
COM
69478X105
1748
170700
SH

SOLE

170700
0
0
Patterson-Uti Energy Inc
COM
703481101
2552
137010
SH

SOLE

137010
0
0
Pfizer Inc
COM
717081103
2208
88040
SH

SOLE

88040
0
0
Primoris Services Corp
COM
74164F103
1945
129310
SH

SOLE

129310
0
0
Progress Software Corp
COM
743312100
2044
97380
SH

SOLE

97380
0
0
Proshares Ultrashort 20+Y Tr
PSHS ULTSH 20YRS
74347B201
1171
18450
SH

SOLE

18450
0
0
Proshares Ultrashort Euro
ULTRASHRT EURO
74347W882
1356
71350
SH

SOLE

71350
0
0
Proshares Ultrashort Yen
ULTRASHRT YEN N
74347W569
2729
53760
SH

SOLE

53760
0
0
Provident New York Bancorp
COM
744028101
1510
162200
SH

SOLE

162200
0
0
Qep Resources Inc
COM
74733V100
2447
80830
SH

SOLE

80830
0
0
Schweitzer-Mauduit Intl Inc
COM
808541106
2057
52700
SH

SOLE

52700
0
0
Silver Standard Resources
COM
82823L106
1283
86190
SH

SOLE

86190
0
0
Simplicity Bancorp Inc
COM
828867101
1918
128300
SH

SOLE

128300
0
0
Southwest Bancorp Inc/Okla
COM
844767103
1325
118300
SH

SOLE

118300
0
0
Sterling Bancorp-N Y
COM
859158107
1234
135438
SH

SOLE

135438
0
0
Susser Holdings Corp
COM
869233106
2108
61119
SH

SOLE

61119
0
0
True Religion Apparel Inc
COM
89784N104
1778
69960
SH

SOLE

69960
0
0
Viewpoint Financial Group In
COM
92672A101
4609
220105
SH

SOLE

220105
0
0